Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments [Member]
Summary of Balance Sheets

Summary Balance Sheets

	December 31,	December 31,
	2017	2016
Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310

Liabilities	$—	—
Stockholders’ equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder’s equity	10,310	10,310

Total liabilities and stockholder’s equity	$10,310	10,310

Summary of Condensed Statements of Income	Summary Statements of Income

	Years Ended December. 31,
	2017	2016
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$449	400

Net income	$449	400

Summary Statement of Stockholders' Equity

Summary Statements of Stockholder’s Equity

	Trust			Total
	Preferred	Common	Retained	Stockholder’s
	Securities	Stock	Earnings	Equity
Beginning balances, January 1, 2017	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	449	449
Dividends:
Trust preferred securities	—	—	(436)	(436)
Common dividends paid to HopFed Bancorp, Inc.	—	—	(13)	(13)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2017	$10,000	310	—	10,310

HopFed [Member]
Summary of Balance Sheets

Condensed Balance Sheets:
	2017	2016
Assets:
Cash	$862	1,084
Investment in subsidiary	96,826	95,242
Prepaid expenses and other assets	1,109	804

Total assets	98,797	97,130

Liabilities and equity
Liabilities
Dividend payable - common	353	288
Interest payable	112	101
Other liabilities	610	3
Subordinated debentures	10,310	10,310

Total liabilities	11,385	10,702

Equity:
Preferred stock	—	—
Common stock	80	80
Additional paid-capital	58,825	58,660
Retained earnings	51,162	49,035
Treasury stock - common stock	(16,655)	(15,347)
Unearned ESOP shares	(5,901)	(6,548)
Accumulated other comprehensive income	(99)	548

Total equity	87,412	86,428

Total liabilities and equity	$98,797	97,130

Summary of Condensed Statements of Income

Condensed Statements of Income:

	2017	2016	2015
Interest and dividend income:
Dividend income from subsidiary Bank	$2,500	2,000	12,100

Total interest and dividend income	2,500	2,000	12,100

Interest expense	436	388	740
Non-interest expenses	1,538	391	541

Total expenses	1,974	779	1,281

Income before income taxes and equity in undistributed earnings of subsidiary	526	1,221	10,819
Income tax benefits	(545)	(319)	(529)

Income before equity in undistributed earnings of subsidiary	1,071	1,540	11,348
Equity in (distribution in excess of) earnings of subsidiary	2,230	1,364	(8,944)

Income available to common shareholders	$3,301	2,904	2,404